Schedule of Reconciliation of Income Tax Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
U.S. statutory rate	21.00%	21.00%
Federal tax benefit at statutory rate	$ (1,384,472)	$ (1,049,174)
State income taxes, net of federal tax effect	(452,682)	(351,022)
Rate change	(5,710)	(409)
R & D tax credits	(240,000)	(69,461)
Return to provision adjustments	286,015	201,235
Permanent differences
Derivative Debt Discount Amortization	562,568
Change in FMV of Warrant Liability	(617,655)	217,926
Loss on convertible note conversion	132,984	503,249
Other	126,012	169,946
Change in valuation allowance	1,535,466	377,709
Shortfall of stock compensation expense	40,674
Other adjustments	16,800	1
Income tax expense